Acquisition of Businesses and Asset Acquisitions (Details) - Schedule of allocated based on the receipt of a valuation report - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Acquisition of Businesses and Asset Acquisitions (Details) - Schedule of allocated based on the receipt of a valuation report [Line Items]
Cash consideration	$ 465,000	$ 465,000
Contingent consideration– collection of accounts receivable	372,168	372,168
Total consideration	837,168	837,168
Accounts receivable	744,336	744,336
Other current assets	3,427	3,427
Property, plant and equipment	372,800	372,800
Intangible assets	200,000	200,000
Total identifiable assets acquired	1,320,563	1,320,563
Notes payable	372,921	372,921
Accounts receivable collections payable	372,168	372,168
Accounts payable and accrued expenses	41,423	41,423
Total liabilities assumed	786,512	786,512
Goodwill	303,117	303,117
Total purchase price	$ 837,168	$ 837,168